Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Cash and cash equivalents	$ 27,664	$ 23,573
Non-current derivative assets	3,154	695
Financial liabilities:
Current derivative liabilities	3,304	5,138
Non-current derivative liabilities	285	1,232
Long-term debt, current and non-current	745,649	671,690
Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	1,265	1,339
Non-current derivative liabilities		705
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	3,154	695
Financial liabilities:
Current derivative liabilities	2,039	3,799
Non-current derivative liabilities	285	527
Quoted Price in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	27,664	23,573
Significant Other Observable Inputs (Level 2) [Member]
Financial liabilities:
Long-term debt, current and non-current	743,898	671,690
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	1,265	1,339
Non-current derivative liabilities		705
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	3,154	695
Financial liabilities:
Current derivative liabilities	2,039	3,799
Non-current derivative liabilities	$ 285	$ 527